Convertible debentures (Detail) (Convertible Debt, CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Convertible Debt [Roll Forward]
Carrying value, beginning balance	960	122,297
Conversion to common shares, net of costs	(960)	(121,561)
Amortization and accretion	0	224
Carrying value, ending balance	0	960
Series 2A
Convertible Debt [Abstract]
Maturity date	Nov. 30, 2016
Interest rate	6.35%
Conversion price (cad per share)	6.00
Convertible Debt [Roll Forward]
Carrying value, beginning balance	0	59,726
Conversion to common shares, net of costs	0	(59,950)
Amortization and accretion	0	224
Carrying value, ending balance		0
Series 3
Convertible Debt [Abstract]
Maturity date	Sep. 30, 2017
Interest rate	7.00%
Conversion price (cad per share)	4.20
Convertible Debt [Roll Forward]
Carrying value, beginning balance	960	62,571
Conversion to common shares, net of costs	(960)	(61,611)
Amortization and accretion	0
Carrying value, ending balance	0	960